Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 4,054	¥ 4,727	¥ 4,876
Total interest and penalties in the consolidated statements of income	694	(591)	201
Total cash settlements, foreign exchange translation and others	(184)	(82)	(350)
Balance at end of fiscal year	¥ 4,564	¥ 4,054	¥ 4,727